LIMITED PARTNERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of limited partners equity [Abstract]
Summary of distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
General partnership interest in a holding subsidiary held by Brookfield	$2	$1	$3	$3
Incentive distribution	15	12	31	25
	17	13	34	28
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	70	67	142	135
	$87	$80	$176	$163
The composition of the limited partners' equity distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
Brookfield	$29	$29	$60	$58
External LP Unitholders	68	63	136	127
	$97	$92	$196	$185